CONSOLIDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss for the year	£ (22,189)	£ (10,085)	£ (15,030)
Adjustments for:
Depreciation of property, plant and equipment	1,089	979	1,016
Depreciation of right of use asset	118	303
Amortisation of intangible fixed assets	10	3	434
(Profit)/Loss on disposal of fixed assets	(226)		165
Impairment of intangible assets	12,369
Finance income	(1)	(492)	(2)
Finance expense	431	97	587
Share-based payment credit	(404)	(34)	(36)
Taxation	(1,281)	(1,785)	(2,032)
Loss on sale of subsidiary			1,407
Loss from discontinued operations, net of tax		947
Foreign exchange (gains)/losses	387	(140)	130
Cash flows from operating activities before changes in working capital	(9,697)	(10,207)	(13,361)
Decrease in inventories			347
Decrease in trade and other receivables	493	725	1,030
(Decrease)/Increase in trade and other payables	(2,004)	1,141	(2,995)
(Decrease)/Increase in provisions	(47)	(68)	165
Cash used in operations	(11,255)	(8,409)	(14,814)
Taxes received	1,954	1,920	1,364
Net cash used in operating activities	(9,301)	(6,489)	(13,450)
Investing activities
Purchases of property, plant and equipment	(209)	(310)	(244)
Proceeds from disposal of fixed assets	143		25
Purchase of intangibles		(9)
Long term deposit for guarantee for Government loan	2,639	(2,549)
Disposal of discontinued operation, net of cash disposed of			9,259
Deposit paid in connection with disposed subsidiary		(947)
Interest received	1	8	2
Net cash generated/(used in) from investing activities	2,574	(3,807)	9,042
Financing activities
Interest paid	(34)	(30)	(587)
Receipts from sub-lessors	45	107
Amounts paid on lease liabilities (2018 & 2017: Amounts paid on finance leases)	(258)	(450)	(64)
Repayment of Government grants	(229)
Repayment of borrowings		(577)	(5,821)
Proceeds from bank borrowings
(Repayment)/Proceeds from Government loan	(6,182)	4,436
Proceeds from Government subsidy		1,139
Share issues including warrants, net of costs	9,742	14,108
Net cash generated from/(used in) financing activities	3,084	18,733	(6,472)
Net (decrease)/increase in cash and cash equivalents	(3,643)	8,437	(10,880)
Cash and cash equivalents at beginning of year	10,928	2,343	13,204
Exchange gains/(losses) on cash and cash equivalents	261	148	19
Cash and cash equivalents at end of year	£ 7,546	£ 10,928	£ 2,343